                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [_]; Amendment Number: ______

This Amendment (Check only one.):      [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Gluskin Sheff + Associates Inc.
Address:  181 Bay Street, Suite 4600, Brookfield Place, Toronto, On M5J
          2T3 Canada

Form 13F File Number: 28-13431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James Simmonds
Title: Chief Compliance Officer
Phone: 416-681-6077

Signature, Place, and Date of Signing:

    /s/ James Simmonds     Toronto, Ontario, Canada     November 15, 2010
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number   Name
28-_________________   NOT APPLICABLE

[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         NONE
Form 13F Information Table Entry Total:                     143
Form 13F Information Table Value Total:  573,165 (in thousands)
                                         ----------------------

List of Other Included Managers: NOT APPLICABLE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number  Name
NONE  28-NONE               NONE

[Repeat as necessary.]

GLUSKIN SHEFF + ASSOCIATES INC. U.S. SECURITY HOLDINGS - 09.30.10

          COLUMN 1               COLUMN 2       COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7     COLUMN 8
------------------------------ --------------- ---------- -------- ---------------- ---------- -------- ----------------
                                                           VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------ --------------- ---------- -------- ------- --- ---- ---------- -------- ---- ------ ----
TEVA PHARMACEUTICAL INDS.ADR   ADR              881624209  1932.1    35595 SH          SOLE
ABERCROMBIE & FITCH CO 'A'     CL A             002896207  2711.2    67010 SH          SOLE
AMERICAN TOWER CORP-CL A       CL A             029912201  6888.7   130600 SH          SOLE
CLEAR CHANNEL OUTDOOR 'A'      CL A             18451C109  1319.9   112224 SH          SOLE
GOOGLE INC. 'A'                CL A             38259P508  1283.3     2372 SH          SOLE
IHS INC-CLASS A                CL A             451734107  4161.2    59470 SH          SOLE
KRAFT FOODS INC - CLASS A      CL A             50075N104 22755.8   716610 SH          SOLE
LAMAR ADVERTISING COMPANY
 'A'                           CL A             512815101  2855.2    87200 SH          SOLE
MAGNA INTERNATIONAL INC-CL A   CL A             559222401   627.2     7410 SH          SOLE
MASTERCARD INC-CLASS A         CL A             57636Q104  6170.4    26770 SH          SOLE
REGAL ENTERTAINMENT GROUP
 'A'                           CL A             758766109  8579.8   635520 SH          SOLE
TEXAS ROADHOUSE INC. 'A'       CL A             882681109  3037.5   210100 SH          SOLE
SCRIPPS NETWORKS INTER-CL A    CL A COM         811065101  5620.1   114790 SH          SOLE
CGI GROUP INC - CL A           CL A SUB VTG     39945C109   478.2    30920 SH          SOLE
BERKSHIRE HATHAWAY INC. CL B   CL B NEW         084670702  2850.1    33500 SH          SOLE
ABBOTT LABORATORIES            COM              002824100  1917.4    35670 SH          SOLE
ADOBE SYSTEMS INC.             COM              00724F101   231.4     8600 SH          SOLE
ALLSTATE CORPORATION           COM              020002101   922.0    28400 SH          SOLE
ALTRIA GROUP INC.              COM              02209S103  9786.7   395960 SH          SOLE
AMERICAN CAPITAL AGENCY
 CORP.                         COM             002503X105  4215.9   154200 SH          SOLE
AMERICAN EXPRESS COMPANY       COM              025816109  4975.3   115040 SH          SOLE
APPLE INC.                     COM              037833100 21676.2    74239 SH          SOLE
AT&T INC.                      COM              00206R102  3166.6   107600 SH          SOLE
AUTOMATIC DATA PROCESSING      COM              053015103  5302.3   122600 SH          SOLE
BECTON, DICKINSON & COMPANY    COM              075887109  9191.0   120540 SH          SOLE
BRISTOL MYERS SQUIBB COMPANY   COM              110122108  3211.4   115119 SH          SOLE
BROADRIDGE FINANCIAL
 SOLUTIONS                     COM              11133T103  1302.8    55360 SH          SOLE
BROOKFIELD PROPERTIES CORP     COM              112900105   383.4    24010 SH          SOLE
CHUBB CORPORATION              COM              171232101  5072.0    86490 SH          SOLE
CINEMARK HOLDINGS INC          COM              17243V102  8197.4   494810 SH          SOLE
CISCO SYSTEMS INC.             COM              17275R102  1183.1    52500 SH          SOLE
COACH INC.                     COM              189754104  3457.8    78220 SH          SOLE
COCA-COLA COMPANY              COM              191216100  4444.0    73800 SH          SOLE
DAKTRONICS INC                 COM              234264109  1349.0   133500 SH          SOLE
DARDEN RESTAURANTS INC.        COM              237194105 18092.9   411010 SH          SOLE
DUPONT (E.I.) DE NEMOURS       COM              263534109 14040.5   305800 SH          SOLE
EXXON MOBIL CORPORATION        COM              30231G102  3694.1    58100 SH          SOLE
GENERAL MILLS INC.             COM              370334104  4387.9   116700 SH          SOLE
GOLDCORP INC.                  COM              380956409   239.1     5340 SH          SOLE
GUESS? INC                     COM              401617105  2977.6    71220 SH          SOLE
H. J. HEINZ COMPANY            COM              423074103  6019.8   123500 SH          SOLE
HECKMANN CORP.                 COM              422680108   394.6    98320 SH          SOLE
HEWLETT-PACKARD CO.            COM              428236103  4742.0   109540 SH          SOLE
HOME DEPOT INC.                COM              437076102  9275.0   284520 SH          SOLE
INTEL CORPORATION              COM              458140100  8823.6   446610 SH          SOLE
INT'L. BUSINESS MACHINES       COM              459200101  6433.6    46610 SH          SOLE
INTUIT INC.                    COM              461202103  9529.1   211380 SH          SOLE
INVESCO MORTGAGE CAPITAL       COM              46131B100   329.5    14880 SH          SOLE
JOHNSON & JOHNSON              COM              478160104  1396.3    21900 SH          SOLE
JP MORGAN CHASE & CO.          COM              46625H100  4754.9   121378 SH          SOLE
KAPSTONE PAPER & PACKAGING
 COR                           COM              48562P103  1737.2   139065 SH          SOLE
KELLOGG COMPANY                COM              487836108  1044.7    20100 SH          SOLE
LORILLARD INC.                 COM              544147101  9115.1   110300 SH          SOLE
LOWE'S COS INC.                COM              548661107  4406.1   192100 SH          SOLE
MASIMO CORPORATION             COM              574795100  1103.0    39250 SH          SOLE
MATTEL INC.                    COM              577081102  6084.6   252050 SH          SOLE
MCDONALDS CORP.                COM              580135101 28193.8   367726 SH          SOLE
MEAD JOHNSON NUTRITION CO.     COM              582839106 18467.6   315361 SH          SOLE
MEDCO HEALTH SOLUTIONS INC.    COM              58405U102  1312.5    24500 SH          SOLE
MGM RESORTS INTERNATIONAL      COM              552953101  7241.5   623890 SH          SOLE
MICROS SYSTEMS INC             COM              594901100   309.3     7100 SH          SOLE
MICROSOFT CORPORATION          COM              594918104  1539.5    61090 SH          SOLE
MIPS TECHNOLOGIES INC.         COM              604567107  3462.1   345440 SH          SOLE
NEWMONT MINING CORPORATION     COM              651639106  2389.4    36970 SH          SOLE
OMNIVISION TECHNOLOGIES INC.   COM              682128103  4524.9   190860 SH          SOLE
ORACLE CORPORATION             COM              68389X105 11022.7   398960 SH          SOLE
PAYCHEX INC.                   COM              704326107  2342.2    82800 SH          SOLE
PEPSICO INC.                   COM              713448108  1428.9    20900 SH          SOLE
PETROHAWK ENERGY CORP          COM              716495106   988.7    59530 SH          SOLE
PF CHANG'S CHINA BISTRO INC.   COM              69333Y108  3134.8    65940 SH          SOLE
PHILIP MORRIS INT'L INC.       COM              718172109  1548.3    26860 SH          SOLE
PREMIERE GLOBAL SERVICES INC.  COM              740585104   395.6    54300 SH          SOLE
PROCTER & GAMBLE COMPANY       COM              742718109  3696.4    59900 SH          SOLE
PROGRESSIVE CORP               COM              743315103 10080.4   469400 SH          SOLE
RESEARCH IN MOTION             COM              760975102  3893.5    77711 SH          SOLE
RESOLUTE ENERGY CORP.          COM              76116A108  1491.1   131017 SH          SOLE
ROBBINS & MYERS INC.           COM              770196103  1044.5    37904 SH          SOLE
RYLAND GROUP INC.              COM              783764103   236.6    12830 SH          SOLE
SCORPIO TANKERS INC.           COM              Y7542C106  8042.4   692270 SH          SOLE
SIX FLAGS ENTERTAINMENT CORP   COM              83001A102 12115.7   267840 SH          SOLE
SKYWORKS SOLUTIONS INC.        COM              83088M102   992.2    46650 SH          SOLE
SPECTRUM CONTROL INC.          COM              847615101  1642.2   108421 SH          SOLE
STARBUCKS CORP.                COM              855244109  4829.4   183690 SH          SOLE
TD AMERITRADE HOLDING CORP.    COM              87236Y108  1361.0    81900 SH          SOLE
TOLL BROTHERS INC.             COM              889478103  1395.4    71300 SH          SOLE
ULTRA PETROLEUM CORP.          COM              903914109  6441.6   149120 SH          SOLE
UNUM GROUP                     COM              91529Y106  3029.3   132910 SH          SOLE
WAL-MART STORES INC.           COM              931142103  2363.7    42920 SH          SOLE
WENDY'S/ARBY'S GROUP INC-A     COM              950587105  8692.5  1864800 SH          SOLE
CIT GROUP INC.                 COM NEW          125581801  2667.2    63500 SH          SOLE
LEAR CORPORATION               COM NEW          521865204  2720.8    33500 SH          SOLE
MORGAN STANLEY                 COM NEW          617446448  1264.7    49800 SH          SOLE
PRICELINE.COM INC.             COM NEW          741503403  5861.9    16354 SH          SOLE
REINSURANCE GROUP OF AMERICA
 A                             COM NEW          759351604  1832.5    36879 SH          SOLE
WESTPORT INNOVATIONS INC.      COM NEW          960908309  1447.0    79900 SH          SOLE
SPDR GOLD TRUST                GOLD SHS         78463V107  3380.0    25680 SH          SOLE
BROOKFIELD INFRASTRUCTURE P
 LP                            LP INT UNIT      G16252101  1309.5    65600 SH          SOLE
ISHARES S&P 500 INDEX FUND     S&P 500 INDEX    464287200 11982.4   101710 SH          SOLE
TYCO INTERNATIONAL LTD.        SHS              H89128104   307.7     8140 SH          SOLE
VODAFONE GROUP PLC SP ADR      SPONS ADR NEW    92857W209  6287.6   246290 SH          SOLE
ARM HOLDINGS PLC - SPONS ADR   SPONSORED
                               ADR              042068106  1291.8    66920 SH          SOLE
FAIRFAX FINANCIAL HOLDINGS
 LTD                           SUB VTG          303901102  2723.0     6500 SH          SOLE
AON CORP                       COM              037389103  1686.6    41910 SH          SOLE
BLACKROCK INC.                 COM              09247X101  3976.7    22700 SH          SOLE
BOEING COMPANY                 COM              097023105   375.2     5480 SH          SOLE
BROCADE COMMUNICATIONS
 SYSTEMS                       COM NEW          111621306   939.5   155800 SH          SOLE
CDN PACIFIC RAILWAY LTD        COM              13645T100   356.7     5690 SH          SOLE
DISCOVER FINANCIAL SERVICES    COM              254709108  3661.0   213300 SH          SOLE
DORMAN PRODUCTS INC            COM              258278100  2138.8    67440 SH          SOLE
FREEPORT McMORAN COPPER &
 GOLD                          COM              35671D857  2404.9    27370 SH          SOLE
GENERAL DYNAMICS CORP.         COM              369550108   358.1     5540 SH          SOLE
GENERAL GROWTH PROPERTIES      COM              370021107  9385.7   584690 SH          SOLE
HERSHEY COMPANY                COM              427866108  4901.9   100100 SH          SOLE
HITTITE MICROWAVE CORP         COM              43365Y104  9052.7   184630 SH          SOLE
HSN INC                        COM              404303109  6665.8   216800 SH          SOLE
INTREPID POTASH INC.           COM              46121Y102  1247.4    46500 SH          SOLE
ISHARES RUSSELL 2000           RUSSELL 2000     464287655  2094.8    30160 SH          SOLE
KINROSS GOLD CORP.             COM NO PAR       496902404   299.9    15510 SH          SOLE
LIMITED INC.                   COM              532716107  3987.4   144700 SH          SOLE
LOCKHEED MARTIN CORP.          COM              539830109  1541.0    21010 SH          SOLE
MORTON'S RESTAURANT GROUP      COM              619430101   508.3   101020 SH          SOLE
MOSAIC CO                      COM              61945A107   874.9    14470 SH          SOLE
MOTORCAR PARTS OF AMERICA
 INC.                          COM              620071100   173.3    19400 SH          SOLE
MURPHY OIL CORP                COM              626717102   249.8     3920 SH          SOLE
NATIONAL CINEMEDIA INC.        COM              635309107  3282.3   178200 SH          SOLE
NEWPARK RESOURCES INC.         COM PAR $.01
                               NEW              651718504  1889.7   218630 SH          SOLE
NIKE INC. 'B'                  CL B             654106103   827.1    10030 SH          SOLE
O'REILLY AUTOMOTIVE INC.       COM              686091109  1341.2    24500 SH          SOLE
POLARIS INDUSTRIES, INC.       COM              731068102  1333.1    19900 SH          SOLE
POTASH CORP. OF SASKATCHEWAN   COM              73755L107   423.9     2860 SH          SOLE
QUAD GRAPHICS INC.             COM CL A         747301109  8076.7   168004 SH          SOLE
RACKSPACE HOSTING INC.         COM              750086100   665.7    24900 SH          SOLE
SCOTTS MIRACLE-GRO CO-CL A     CL A             810186106  4927.5    92570 SH          SOLE
SEAGATE TECHNOLOGY             SHS              G7945M107   266.6    22000 SH          SOLE
SMART TECHNOLOGIES INC.        CL A SUB VTG S   83172R108   201.9    14480 SH          SOLE
ST. JUDE MEDICAL INC.          COM              790849103  2354.4    58160 SH          SOLE
SYNOPSYS INC.                  COM              871607107   757.0    29700 SH          SOLE
TERADATA CORP.                 COM              88076W103   730.1    18400 SH          SOLE
VMWARE INC. 'A'                CL A COM         928563402   393.3     4500 SH          SOLE
VOLTERRA SEMICONDUCTOR CORP    COM              928708106  5298.4   239270 SH          SOLE
WATERS CORP.                   COM              941848103   241.1     3310 SH          SOLE
WESTERN GAS PARTNERS LP        COM UNIT LP IN   958254104   311.8    11180 SH          SOLE
WINDSTREAM CORP                COM              97381W104   360.0    28470 SH          SOLE
                                                                                           # Securities 143
                               $Value (in thousands)      573,165